Commitments and Contingencies - Satellite Leases and Rent Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 01, 2013 subsidiary
Commitments and Contingencies Disclosure [Abstract]
Satellite-related expenses	$ 144.2	$ 116.5	$ 127.4
Total rent expense	$ 19.1	$ 17.5	$ 17.2
California Institute of Technology
Loss Contingencies [Line Items]
Number of subsidiaries against which lawsuit is filed | subsidiary				2